Note 20 - Fair Value of collateral received (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Collateral Received
Securities and other financial assets accepted as collateral	€ 260,003	€ 237,157
Of which: [Abstract]
collateral sold or repledged	€ 222,232	€ 199,346